Securities Sold Under Agreements to Repurchase (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities Financing Transaction [Line Items]
Balance at Ending of Year	$ 699.8	$ 1,198.8
Average Balance During the Year	448.2	815.8
Average Interest Rate Paid During the Year	0.08%	0.08%
Maximum Month-End Balance During the Year	$ 699.8	$ 1,479.3